COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

		Shares	Value
COMMON STOCK	97.0%
AUSTRALIA	8.8%
REAL ESTATE
DIVERSIFIED	4.6%
BGP Holdings PLC (EUR)(a),(b)		56,622,235	$0
Charter Hall Group		1,572,126	11,593,539
Ingenia Communities Group		2,246,264	5,350,223
Mirvac Group		3,078,362	3,834,721

			20,778,483

INDUSTRIALS	1.2%
Goodman Group		515,442	5,209,473

OFFICE	1.9%
Dexus		1,713,425	8,523,528

SELF STORAGE	1.1%
National Storage REIT		3,391,633	4,883,778

TOTAL AUSTRALIA			39,395,262

BELGIUM	1.5%
REAL ESTATE
RESIDENTIAL	1.1%
Aedifica SA		66,511	5,126,630

STUDENT HOUSING	0.4%
Xior Student Housing NV		53,382	1,666,468

TOTAL BELGIUM			6,793,098

CANADA	3.3%
REAL ESTATE—RETAIL
RioCan Real Estate Investment Trust		1,114,616	15,024,541

CHINA	1.1%
REAL ESTATE—INDUSTRIALS
ESR Group Ltd. (H Shares), 144A(c)		1,915,600	4,818,439

FRANCE	5.9%
REAL ESTATE
DIVERSIFIED	1.3%
Covivio		56,479	2,720,798
ICADE		88,460	3,293,119

			6,013,917

NET LEASE	0.9%
ARGAN SA		54,567	4,220,605

		Shares	Value
RETAIL	3.7%
Klepierre SA(b)		628,786	$10,931,606
Mercialys SA		90,132	681,032
Unibail-Rodamco-Westfield(b)		114,186	4,725,003

			16,337,641

TOTAL FRANCE			26,572,163

GERMANY	5.2%
REAL ESTATE
INDUSTRIALS	0.9%
Sirius Real Estate Ltd. (GBP)		4,761,243	3,758,529

RESIDENTIAL	4.3%
LEG Immobilien SE		168,069	10,031,972
Vonovia SE		431,222	9,306,531

			19,338,503

TOTAL GERMANY			23,097,032

HONG KONG	12.8%
REAL ESTATE
DIVERSIFIED	7.0%
CK Asset Holdings Ltd.		2,118,500	12,718,173
Hang Lung Properties Ltd.		283,000	464,725
Sun Hung Kai Properties Ltd.		1,629,127	17,979,490

			31,162,388

RESIDENTIAL	1.4%
Wharf Real Estate Investment Co., Ltd.		1,349,000	6,115,541

RETAIL	4.4%
Link REIT		2,861,009	19,971,293

TOTAL HONG KONG			57,249,222

INDONESIA	0.8%
TELECOMMUNICATION SERVICES
Dayamitra Telekomunikasi PT		72,605,900	3,448,283

JAPAN	27.8%
REAL ESTATE
DIVERSIFIED	15.9%
Mitsui Fudosan Co., Ltd.		1,293,292	24,637,181
Nomura Real Estate Holdings, Inc.		383,500	8,661,047
Nomura Real Estate Master Fund, Inc.		9,444	10,437,921
Orix JREIT, Inc.		7,412	9,479,684

		Shares	Value
Tokyo Tatemono Co., Ltd.		735,000	$10,457,883
United Urban Investment Corp.		6,835	7,084,816

			70,758,532

ELECTRIC	3.2%
Daiwa House REIT Investment Corp.		6,848	14,301,925

INDUSTRIALS	2.9%
GLP J-REIT		11,797	13,083,483

OFFICE	3.0%
Kenedix Office Investment Corp.		1,399	6,597,630
Nippon Building Fund, Inc.		1,565	6,886,745

			13,484,375

RESIDENTIAL	2.8%
Japan Metropolitan Fund Invest		16,817	12,626,426

TOTAL JAPAN			124,254,741

MACAU	1.3%
REAL ESTATE—HOTELS, RESTAURANTS & LEISURE
Sands China Ltd. (H Shares)(b)		2,374,000	5,911,797

NETHERLANDS	1.1%
REAL ESTATE—RETAIL
Eurocommercial Properties NV		249,031	4,929,943

SINGAPORE	10.0%
REAL ESTATE
DIVERSIFIED	2.8%
Capitaland Investment Ltd.		5,208,000	12,529,739

HEALTH CARE	2.1%
Parkway Life Real Estate Investment Trust		3,191,900	9,393,869

INDUSTRIALS	3.5%
CapitaLand Ascendas REIT		4,213,400	7,859,431
Frasers Logistics & Commercial Trust		9,264,400	7,909,556

			15,768,987

OFFICE	1.6%
Keppel REIT		10,331,600	7,092,322

TOTAL SINGAPORE			44,784,917

		Shares	Value
SPAIN	2.9%
COMMUNICATIONS—TOWERS	2.0%
Cellnex Telecom SA, 144A(c)		283,356	$8,740,561

REAL ESTATE—DIVERSIFIED	0.9%
Merlin Properties Socimi SA		535,795	4,134,284

TOTAL SPAIN			12,874,845

SWEDEN	3.7%
REAL ESTATE
INDUSTRIALS	2.1%
Catena AB		317,807	9,429,872

OFFICE	1.6%
Wihlborgs Fastigheter AB		1,165,843	7,004,350

TOTAL SWEDEN			16,434,222

UNITED KINGDOM	10.8%
REAL ESTATE
HEALTH CARE	0.5%
Assura PLC		3,902,745	2,335,679

INDUSTRIALS	6.0%
Industrials REIT Ltd.		1,850,765	2,727,742
LondonMetric Property PLC		2,149,272	4,187,598
Segro PLC		1,037,276	8,654,883
Tritax Big Box REIT PLC		4,935,127	7,447,478
Urban Logistics REIT PLC		2,663,341	3,848,480

			26,866,181

NET LEASE	1.7%
LXI REIT PLC		5,282,091	7,292,016

OFFICE	0.5%
Great Portland Estates PLC		448,195	2,185,272

SELF STORAGE	2.1%
Safestore Holdings PLC		1,018,053	9,474,750

TOTAL UNITED KINGDOM			48,153,898

TOTAL COMMON STOCK (Identified cost—$512,929,883)			433,742,403

SHORT-TERM INVESTMENTS	2.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47%(d)		9,682,311	9,682,311

		Shares	Value
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$9,682,311)			$9,682,311

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$522,612,194)	99.2%		443,424,714
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8		3,656,547

NET ASSETS	100.0%		$447,081,261

Glossary of Portfolio Abbreviations

EUR	Euro Currency
GBP	Great British Pound
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Security value is determined based on significant unobservable inputs (Level 3).
(b)	Non-income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $13,559,000 which represents 3.0% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Diversified	32.5
Industrials	17.7
Retail	12.5
Residential	9.6
Office	8.6
Self Storage	3.2
Electric	3.2
Health Care	2.6
Net Lease	2.6
Communications-Towers	2.0
Hotels, Restaurants & Leisure	1.3
Telecommunication Services	0.8
Other	3.4

100.0

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stock:
Australia	$—	$39,395,262	$0	(a)	$39,395,262
Canada	15,024,541	—	—		15,024,541
Germany	3,758,529	19,338,503	—		23,097,032
United Kingdom	9,251,019	38,902,879	—		48,153,898
Other Countries	—	308,071,670	—		308,071,670
Short-Term Investments	—	9,682,311	—		9,682,311

Total Investments in Securities(b)	$28,034,089	$415,390,625	$0		$443,424,714

(a)	BGP Holdings PLC was acquired via a spinoff and has been fair valued at $0 by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.